Earnings per Share ("EPS") and Diluted Earnings per Share ("Diluted EPS")	6 Months Ended
Jun. 30, 2019
Profit or loss [abstract]
Earnings per Share ("EPS") and Diluted Earnings per Share ("Diluted EPS")
22.	Earnings per Share (“EPS”) and Diluted Earnings per Share (“Diluted EPS”)

Diluted earnings per share is calculated using the treasury method which assumes that outstanding share purchase options and warrants, with exercise prices that are lower than the average market price of the Company’s common shares for the relevant period, are exercised and the proceeds are used to purchase shares of the Company at the average market price of the common shares for the relevant period.

Diluted EPS is calculated based on the following weighted average number of shares outstanding:

	Three Months Ended June 30		Six Months Ended June 30
(in thousands)	2019	2018	2019	2018

Basic weighted average number of shares outstanding	445,769	443,191	445,083	442,961
Effect of dilutive securities
Share purchase options	444	175	422	131
Restricted share units	257	404	310	361

Diluted weighted average number of shares outstanding	446,470	443,770	445,815	443,453

The following table lists the number of share purchase options and share purchase warrants excluded from the computation of diluted earnings per share because the exercise prices exceeded the average market value of the common shares of Cdn$29.68 (six months - Cdn$28.96), compared to Cdn$27.76 (six months - Cdn$26.89) for the comparable period in 2018.

	Three Months Ended June 30		Six Months Ended June 30
(in thousands)	2019	2018	2019	2018

Share purchase options	599	827	599	1,983
Share purchase warrants	10,000	10,000	10,000	10,000

Total	10,599	10,827	10,599	11,983